Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Columbia California Intermediate Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	NACMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Strong security selection in education, airport, local general obligation (GO) and special tax bonds contributed to Fund performance relative to the benchmark.
Credit quality allocation
| Credit quality allocation added to the Fund’s relative performance. Overweights to higher yielding, lower rated A, BBB and non-rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by security selection in bonds rated AA.
Yield curve allocation
| Shorter maturities outperformed longer maturities, with the strongest index returns coming from the 2-4-year range. The portfolio maintained its barbell profile with heavier exposures on the short and long ends. Exposure to the shorter portion (0-2 years) of the barbell produced the strongest returns, topping all maturity buckets in the index.
Top Performance Detractors
Interest rate positioning
| The Fund’s modest underweight to the shortest maturities within the benchmark (2-to-3 years) detracted from relative performance as municipal market interest rates declined in this portion of the curve. An overweight position to the long end of the curve detracted from relative performance, as market rates in this space moved markedly higher.
Sector allocations
| Underweight positions in pre-paid gas and state general obligation (GO) bonds detracted from relative performance.
Credit quality selection
| Security selection in BBB and single-A rated bonds detracted from relative performance, with selection in BBB rated charter schools and 10-year single-A airport bonds, and the timing of prepay natural gas bonds notable detractors.
Security Selection
| Selection in single-A rated Los Angeles Department of Water and Power bonds, which were impacted by the fires in early 2025, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	1.08	1.00	1.52
Class A (including sales charges)	(1.94)	0.39	1.21
Bloomberg California 3-15 Year Blend Municipal Bond Index	1.50	1.03	1.88
Bloomberg Municipal Bond Index (a)	1.66	1.17	2.10
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 292,380,359
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,409,905
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 292,380,359
Total number of portfolio holdings	219
Management services fees (represents 0.47% of Fund average net assets)	$ 1,409,905
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia California Intermediate Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	NCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Strong security selection in education, airport, local general obligation (GO) and special tax bonds contributed to Fund performance relative to the benchmark.
Credit quality allocation
| Credit quality allocation added to the Fund’s relative performance. Overweights to higher yielding, lower rated A, BBB and non-rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by security selection in bonds rated AA.
Yield curve allocation
| Shorter maturities outperformed longer maturities, with the strongest index returns coming from the 2-4-year range. The portfolio maintained its barbell profile with heavier exposures on the short and long ends. Exposure to the shorter portion (0-2 years) of the barbell produced the strongest returns, topping all maturity buckets in the index.
Top Performance Detractors
Interest rate positioning
| The Fund’s modest underweight to the shortest maturities within the benchmark (2-to-3 years) detracted from relative performance as municipal market interest rates declined in this portion of the curve. An overweight position to the long end of the curve detracted from relative performance, as market rates in this space moved markedly higher.
Sector allocations
| Underweight positions in pre-paid gas and state general obligation (GO) bonds detracted from relative performance.
Credit quality selection
| Security selection in BBB and single-A rated bonds detracted from relative performance, with selection in BBB rated charter schools and 10-year single-A airport bonds, and the timing of prepay natural gas bonds notable detractors.
Security Selection
| Selection in single-A rated Los Angeles Department of Water and Power bonds, which were impacted by the fires in early 2025, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	1.22	1.27	1.78
Bloomberg California 3-15 Year Blend Municipal Bond Index	1.50	1.03	1.88
Bloomberg Municipal Bond Index (a)	1.66	1.17	2.10
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 292,380,359
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,409,905
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 292,380,359
Total number of portfolio holdings	219
Management services fees (represents 0.47% of Fund average net assets)	$ 1,409,905
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Strong security selection in education, airport, local general obligation (GO) and special tax bonds contributed to Fund performance relative to the benchmark.
Credit quality allocation
| Credit quality allocation added to the Fund’s relative performance. Overweights to higher yielding, lower rated A, BBB and non-rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by security selection in bonds rated AA.
Yield curve allocation
| Shorter maturities outperformed longer maturities, with the strongest index returns coming from the 2-4-year range. The portfolio maintained its barbell profile with heavier exposures on the short and long ends. Exposure to the shorter portion (0-2 years) of the barbell produced the strongest returns, topping all maturity buckets in the index.
Top Performance Detractors
Interest rate positioning
| The Fund’s modest underweight to the shortest maturities within the benchmark (2-to-3 years) detracted from relative performance as municipal market interest rates declined in this portion of the curve. An overweight position to the long end of the curve detracted from relative performance, as market rates in this space moved markedly higher.
Sector allocations
| Underweight positions in pre-paid gas and state general obligation (GO) bonds detracted from relative performance.
Credit quality selection
| Security selection in BBB and single-A rated bonds detracted from relative performance, with selection in BBB rated charter schools and 10-year single-A airport bonds, and the timing of prepay natural gas bonds notable detractors.
Security Selection
| Selection in single-A rated Los Angeles Department of Water and Power bonds, which were impacted by the fires in early 2025, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	1.23	1.28	1.82
Bloomberg California 3-15 Year Blend Municipal Bond Index	1.50	1.03	1.88
Bloomberg Municipal Bond Index (a)	1.66	1.17	2.10
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 292,380,359
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,409,905
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 292,380,359
Total number of portfolio holdings	219
Management services fees (represents 0.47% of Fund average net assets)	$ 1,409,905
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CCBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Strong security selection in education, airport, local general obligation (GO) and special tax bonds contributed to Fund performance relative to the benchmark.
Credit quality allocation
| Credit quality allocation added to the Fund’s relative performance. Overweights to higher yielding, lower rated A, BBB and non-rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by security selection in bonds rated AA.
Yield curve allocation
| Shorter maturities outperformed longer maturities, with the strongest index returns coming from the 2-4-year range. The portfolio maintained its barbell profile with heavier exposures on the short and long ends. Exposure to the shorter portion (0-2 years) of the barbell produced the strongest returns, topping all maturity buckets in the index.
Top Performance Detractors
Interest rate positioning
| The Fund’s modest underweight to the shortest maturities within the benchmark (2-to-3 years) detracted from relative performance as municipal market interest rates declined in this portion of the curve. An overweight position to the long end of the curve detracted from relative performance, as market rates in this space moved markedly higher.
Sector allocations
| Underweight positions in pre-paid gas and state general obligation (GO) bonds detracted from relative performance.
Credit quality selection
| Security selection in BBB and single-A rated bonds detracted from relative performance, with selection in BBB rated charter schools and 10-year single-A airport bonds, and the timing of prepay natural gas bonds notable detractors.
Security Selection
| Selection in single-A rated Los Angeles Department of Water and Power bonds, which were impacted by the fires in early 2025, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	1.28	1.33	1.85
Bloomberg California 3-15 Year Blend Municipal Bond Index	1.50	1.03	1.88
Bloomberg Municipal Bond Index (b)	1.66	1.17	2.10
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 292,380,359
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,409,905
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 292,380,359
Total number of portfolio holdings	219
Management services fees (represents 0.47% of Fund average net assets)	$ 1,409,905
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia California Intermediate Municipal Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia California Intermediate Municipal Bond Fund
Class Name	Class S
Trading Symbol	NCMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of October 2, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 27 (a)	0.48% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.48%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Strong security selection in education, airport, local general obligation (GO) and special tax bonds contributed to Fund performance relative to the benchmark.
Credit quality allocation
| Credit quality allocation added to the Fund’s relative performance. Overweights to higher yielding, lower rated A, BBB and non-rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by security selection in bonds rated AA.
Yield curve allocation
| Shorter maturities outperformed longer maturities, with the strongest index returns coming from the 2-4-year range. The portfolio maintained its barbell profile with heavier exposures on the short and long ends. Exposure to the shorter portion (0-2 years) of the barbell produced the strongest returns, topping all maturity buckets in the index.
Top Performance Detractors
Interest rate positioning
| The Fund’s modest underweight to the shortest maturities within the benchmark (2-to-3 years) detracted from relative performance as municipal market interest rates declined in this portion of the curve. An overweight position to the long end of the curve detracted from relative performance, as market rates in this space moved markedly higher.
Sector allocations
| Underweight positions in pre-paid gas and state general obligation (GO) bonds detracted from relative performance.
Credit quality selection
| Security selection in BBB and single-A rated bonds detracted from relative performance, with selection in BBB rated charter schools and 10-year single-A airport bonds, and the timing of prepay natural gas bonds notable detractors.
Security Selection
| Selection in single-A rated Los Angeles Department of Water and Power bonds, which were impacted by the fires in early 2025, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	1.22	1.27	1.78
Bloomberg California 3-15 Year Blend Municipal Bond Index	1.50	1.03	1.88
Bloomberg Municipal Bond Index (b)	1.66	1.17	2.10
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 292,380,359
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,409,905
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 292,380,359
Total number of portfolio holdings	219
Management services fees (represents 0.47% of Fund average net assets)	$ 1,409,905
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.